Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	May 31, 2025	May 31, 2024
C000236406 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.28%	22.96%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%	17.21%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	17.88%